Employee Benefit Plans - Pension Investment Asset Allocation (Parenthetical) (Detail) (Cash, USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Discretionary contribution	$ 400
Maximum
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations excluding discretionary contribution (percent)	1.00%